STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - .5%
Gentherm	21,835	[a]	888,684
Stoneridge	15,705	[a]	323,209
Visteon	10,783	[a,b]	776,376
			1,988,269
Banks - 4.6%
Banner	20,177		757,848
Boston Private Financial Holdings	70,621		485,166
Bryn Mawr Bank	11,022		306,081
Central Pacific Financial	25,079		404,023
Columbia Banking System	25,575		623,007
Cullen/Frost Bankers	12,810		973,176
CVB Financial	19,909		388,425
Essent Group	68,962		2,279,194
First Bancorp/Puerto Rico	264,572		1,447,209
First Bancorp/Southern Pines NC	10,539		267,901
First Interstate BancSystem, Cl. A	74,558		2,329,937
First Merchants	35,559		997,786
HarborOne Bancorp	34,394	[a]	274,120
Heritage Commerce	32,482		264,079
Heritage Financial	16,395		311,505
Old National Bancorp	56,539		768,365
Seacoast Banking Corp. of Florida	31,702	[a]	689,518
SVB Financial Group	2,998	[a]	643,821
UMB Financial	15,906		815,660
Umpqua Holdings	27,831		316,995
United Community Banks	46,772		914,393
Webster Financial	43,441		1,229,380
			17,487,589
Capital Goods - 9.3%
Advanced Drainage Systems	26,681		1,183,036
Aerojet Rocketdyne Holdings	90,520	[a]	3,969,302
AeroVironment	12,570	[a]	890,333
Allied Motion Technologies	21,354		772,801
American Woodmark	11,786	[a]	739,689
Astec Industries	17,991		764,258
Builders FirstSource	59,798	[a]	1,244,396
Construction Partners, Cl. A	105,625	[a,b]	1,869,562
Curtiss-Wright	11,539		1,157,362
Dycom Industries	10,752	[a]	452,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 9.3% (continued)
EMCOR Group	10,380		659,649
Energy Recovery	152,475	[a,b]	1,171,770
EnerSys	12,006		759,980
Granite Construction	26,607	[b]	468,283
Kaman	8,227		329,080
Kennametal	11,945		331,354
Kornit Digital	56,284	[a,b]	2,631,277
Lindsay	6,689		628,231
Masonite International	30,876	[a]	2,049,549
Mercury Systems	39,846	[a]	3,560,240
MSC Industrial Direct, Cl. A	8,204		568,865
Nesco Holdings	74,099	[a]	183,766
Proto Labs	5,926	[a]	748,750
Quanta Services	35,869		1,324,642
Rexnord	26,077		784,918
SiteOne Landscape Supply	10,726	[a,b]	1,140,281
Tennant	14,323		915,813
The Gorman-Rupp Company	5,284		162,007
The Greenbrier Companies	30,672		650,860
TriMas	21,830	[a]	516,280
Valmont Industries	18,380		2,095,320
Wabash National	27,889		266,340
			34,990,653
Commercial & Professional Services - 2.8%
ADT	128,032	[b]	906,466
Clarivate	175,767	[a]	4,023,307
Clean Harbors	17,702	[a]	1,051,322
Covanta Holding	190,279		1,712,511
Huron Consulting Group	6,053	[a]	280,012
Interface	90,916		771,877
Knoll	29,675		313,368
Korn Ferry	19,766		598,119
The Brink's Company	23,676		949,408
			10,606,390
Consumer Durables & Apparel - 4.2%
Cavco Industries	3,253	[a]	618,688
Century Communities	41,924	[a,b]	1,238,435
Helen of Troy	3,351	[a]	609,614
iRobot	9,070	[a]	668,640
KB Home	87,624		2,898,602
M.D.C. Holdings	16,618		564,846
Oxford Industries	11,126		474,190
SKECHERS USA, Cl. A	29,466	[a]	922,875
Skyline Champion	60,968	[a]	1,514,445

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Consumer Durables & Apparel - 4.2% (continued)
Taylor Morrison Home	122,358	[a]	2,365,180
Toll Brothers	16,712		539,965
TRI Pointe Group	36,399	[a]	521,234
YETI Holdings	87,195	[a,b]	2,798,959
			15,735,673
Consumer Services - 2.1%
Adtalem Global Education	12,964	[a]	433,775
Cracker Barrel Old Country Store	7,124	[b]	763,194
Houghton Mifflin Harcourt	225,305	[a]	344,717
OneSpaWorld Holdings	142,265	[b]	930,413
Papa John's International	29,104		2,266,911
Planet Fitness, Cl. A	39,213	[a]	2,534,336
The Cheesecake Factory	25,397	[b]	545,528
			7,818,874
Diversified Financials - 2.1%
Assetmark Financial Holdings	57,502	[a,b]	1,535,303
Cohen & Steers	10,595		673,312
Federated Hermes	30,535		676,045
FirstCash	18,122		1,264,372
LPL Financial Holdings	10,720		765,301
PJT Partners, Cl. A	56,964		3,115,361
			8,029,694
Energy - 1.6%
Ardmore Shipping	85,241		497,807
Cactus, Cl. A	68,883		1,314,288
Dril-Quip	14,067	[a,b]	427,496
Helix Energy Solutions Group	175,383	[a]	589,287
PBF Energy, Cl. A	124,134		1,318,303
Scorpio Tankers	44,118	[b]	782,653
Select Energy Services, Cl. A	166,662	[a]	989,972
			5,919,806
Food & Staples Retailing - .6%
Grocery Outlet Holding	59,068	[a]	2,174,293
The Chefs' Warehouse	11,046	[a]	163,481
			2,337,774
Food, Beverage & Tobacco - 2.4%
Calavo Growers	34,322		2,008,180
Darling Ingredients	68,270	[a]	1,591,374
Freshpet	51,381	[a]	3,965,586
J&J Snack Foods	2,674		343,957
The Hain Celestial Group	30,608	[a,b]	963,540
			8,872,637
Health Care Equipment & Services - 9.1%
1Life Healthcare	108,541	[a,b]	3,505,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Health Care Equipment & Services - 9.1% (continued)
Acadia Healthcare	99,224	[a,b]	2,838,799
AdaptHealth	77,329	[a]	1,251,183
Align Technology	1,607	[a]	394,711
AMN Healthcare Services	7,862	[a]	348,758
AtriCure	32,515	[a]	1,554,542
AxoGen	81,959	[a]	795,002
Centene	11,757	[a]	778,901
Evolent Health, Cl. A	147,479	[a,b]	1,309,614
Health Catalyst	122,401	[a,b]	3,321,963
iRhythm Technologies	21,171	[a,b]	2,631,767
LHC Group	11,638	[a]	1,891,291
Molina Healthcare	5,958	[a]	1,107,116
Natus Medical	16,957	[a]	362,880
Nevro	9,364	[a]	1,176,118
NuVasive	15,347	[a]	930,028
Omnicell	7,961	[a]	532,671
R1 RCM	78,015	[a]	827,739
Tabula Rasa HealthCare	60,932	[a,b]	3,255,597
Teladoc Health	31,179	[a,b]	5,427,017
			34,241,571
Household & Personal Products - .6%
Inter Parfums	46,872		2,175,330
Insurance - 3.2%
Argo Group International Holdings	23,737		728,489
Kemper	9,868		625,631
Kinsale Captial Group	7,043	[b]	1,051,661
Palomar Holdings	84,496	[a]	6,288,192
Safety Insurance Group	5,927		451,874
Selective Insurance Group	16,111		845,022
The Hanover Insurance Group	19,469		1,953,714
			11,944,583
Materials - 4.9%
Alamos Gold, Cl. A	506,565		4,103,176
Boise Cascade	4,100		139,523
Cabot	79,002		2,821,951
Carpenter Technology	22,616		528,536
Chase	3,003		299,249
Coeur Mining	139,720	[a]	803,390
Constellium	61,207	[a,b]	502,509
Eagle Materials	22,181		1,480,804
IAMGOLD	425,400	[a]	1,590,996
Livent	77,565	[a,b]	522,788
Louisiana-Pacific	115,435		2,725,420
Norbord	36,875	[b]	705,787

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Materials - 4.9% (continued)
Schnitzer Steel Industries, Cl. A	33,459		525,306
Stepan	4,765		462,967
Summit Materials, Cl. A	89,237	[a]	1,355,510
			18,567,912
Media & Entertainment - 1.7%
Cardlytics	27,546	[a,b]	1,875,607
Gray Television	51,933	[a]	723,946
IMAX	27,554	[a]	347,456
John Wiley & Sons, Cl. A	6,977		280,475
MSG Networks, Cl. A	45,276	[a,b]	560,517
Nexstar Media Group, Cl. A	16,247		1,353,538
Scholastic	18,619		547,399
TEGNA	44,409	[b]	520,473
World Wrestling Entertainment, Cl. A	4,791	[b]	221,680
			6,431,091
Pharmaceuticals Biotechnology & Life Sciences - 12.3%
10X Genomics, CI. A	14,265	[a]	1,112,242
Acceleron Pharma	8,562	[a,b]	846,182
Adaptive Biotechnologies	20,458	[a,b]	791,725
Aerie Pharmaceuticals	83,072	[a,b]	1,165,500
Alector	28,704	[a,b]	938,621
Amicus Therapeutics	64,270	[a]	801,768
Arena Pharmaceuticals	49,051	[a]	2,931,778
Ascendis Pharma, ADR	5,556	[a,b]	808,342
Avrobio	22,302	[a]	450,946
Beam Therapeutics	11,766	[a]	300,621
Biohaven Pharmaceutical Holding	24,881	[a]	1,554,316
Blueprint Medicines	6,740	[a]	439,044
CareDx	20,292	[a,b]	651,779
Crinetics Pharmaceuticals	31,882	[a]	520,952
CRISPR Therapeutics	12,420	[a,b]	802,084
Denali Therapeutics	52,348	[a,b]	1,456,845
Editas Medicine	26,345	[a,b]	713,159
FibroGen	30,665	[a]	1,025,438
GW Pharmaceuticals, ADR	17,309	[a,b]	2,124,680
Invitae	70,598	[a,b]	1,187,458
Iovance Biotherapeutics	23,963	[a]	768,973
MeiraGTx Holdings	30,117	[a]	446,936
NanoString Technologies	38,778	[a]	1,183,892
Natera	30,514	[a]	1,338,039
NeoGenomics	39,047	[a,b]	1,042,164
Pacific Biosciences of California	127,668	[a]	449,391
Passage Bio	40,489	[a]	891,973
Prevail Therapeutics	53,768	[a]	896,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.3% (continued)
PTC Therapeutics	30,405	[a]	1,541,838
Quanterix	54,492	[a]	1,503,434
Sarepta Therapeutics	11,421	[a,b]	1,739,076
Syneos Health	35,886	[a]	2,188,687
TherapeuticsMD	438,505	[a,b]	495,511
Twist Bioscience	40,243	[a]	1,527,222
Ultragenyx Pharmaceutical	33,484	[a,b]	2,292,315
uniQure	31,285	[a]	2,101,101
Veracyte	22,001	[a,b]	548,705
Voyager Therapeutics	58,327	[a]	705,757
Xenon Pharmaceuticals	158,615	[a,b]	2,173,025
Zogenix	68,982	[a,b]	2,009,446
			46,467,815
Real Estate - 5.0%
Agree Realty	14,414	[c]	904,767
Colliers International Group	27,952		1,436,733
CoreSite Realty	18,518	[c]	2,311,417
Cousins Properties	10,377	[c]	322,932
Douglas Emmett	49,075	[c]	1,440,842
Equity Commonwealth	26,076	[c]	878,761
Newmark Group, Cl. A	82,595		351,029
Physicians Realty Trust	126,209	[c]	2,179,629
Potlatchdeltic	34,841	[c]	1,184,246
Rayonier	18,503	[c]	439,446
Redfin	155,443	[a,b]	4,661,736
Sunstone Hotel Investors	87,595	[c]	775,216
Terreno Realty	14,973	[c]	766,468
Urban Edge Properties	65,271	[c]	636,392
Weingarten Realty Investors	31,099	[c]	556,050
			18,845,664
Retailing - 2.8%
Dick's Sporting Goods	18,903	[b]	681,642
Dillard's, Cl. A	10,599	[b]	318,076
Etsy	19,608	[a]	1,587,856
National Vision Holdings	84,981	[a,b]	2,275,791
Ollie's Bargain Outlet Holdings	43,332	[a,b]	3,962,711
Urban Outfitters	30,814	[a]	521,989
Williams-Sonoma	14,183		1,180,167
			10,528,232
Semiconductors & Semiconductor Equipment - 2.8%
Diodes	75,790	[a]	3,686,426
First Solar	17,332	[a,b]	808,018
MKS Instruments	13,605		1,437,096

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Semiconductors & Semiconductor Equipment - 2.8% (continued)
Power Integrations	14,903		1,614,740
Semtech	55,993	[a]	2,977,708
			10,523,988
Software & Services - 14.0%
CACI International, Cl. A	12,345	[a]	3,095,879
Cardtronics, Cl. A	39,770	[a]	962,036
Cloudera	334,898	[a,b]	3,432,704
CSG Systems International	18,203		861,912
Everbridge	56,885	[a,b]	8,320,000
Evertec	63,833		1,858,817
HubSpot	12,283	[a]	2,455,863
I3 Verticals, Cl. A	72,672	[a]	2,097,314
KBR	36,482		855,503
MAXIMUS	1,773		127,691
Medallia	64,067	[a,b]	1,811,815
Mimecast	86,790	[a]	3,626,086
New Relic	10,305	[a]	681,676
NIC	27,415		659,605
Progress Software	11,474		463,550
Proofpoint	19,322	[a]	2,246,569
Q2 Holdings	23,500	[a,b]	1,941,570
Rapid7	66,258	[a]	3,239,354
Shopify, Cl. A	5,354	[a]	4,057,261
Twilio, Cl. A	33,665	[a]	6,652,204
Verint Systems	22,360	[a]	1,036,833
Zendesk	25,930	[a]	2,223,497
			52,707,739
Technology Hardware & Equipment - 3.4%
Ciena	65,592	[a]	3,624,614
Coherent	10,777	[a,b]	1,564,928
Fabrinet	15,304	[a]	978,538
FLIR Systems	15,588		720,166
Littelfuse	5,042		819,275
Lumentum Holdings	33,241	[a]	2,437,230
NETGEAR	61,175	[a]	1,574,033
nLight	56,356	[a]	1,215,035
			12,933,819
Telecommunication Services - 1.8%
Bandwidth, Cl. A	61,977	[a,b]	6,870,150
Transportation - 3.2%
Echo Global Logistics	11,675	[a]	241,673
JetBlue Airways	21,805	[a]	219,576
Knight-Swift Transportation Holdings	78,139		3,251,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Transportation - 3.2% (continued)
Landstar System		4,457		518,171
Marten Transport		69,420		1,776,458
Scorpio Bulkers		18,816	[b]	327,587
SkyWest		96,209		3,085,423
Werner Enterprises		56,035		2,589,938
				12,010,190
Utilities - 2.1%
Avista		20,528		804,082
Chesapeake Utilities		7,888		712,602
Clearway Energy, Cl. C		101,791		2,230,241
NextEra Energy Partners		25,304		1,293,287
NorthWestern		12,096		727,212
PNM Resources		15,611		637,241
Portland General Electric		16,231		764,642
Southwest Gas Holdings		10,243		777,956
				7,947,263
Total Common Stocks (cost $296,586,232)				365,982,706

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF		14,645	[b]	2,034,190
iShares Russell 2000 Growth ETF		7,717	[b]	1,538,693
Total Exchange-Traded Funds (cost $3,045,235)				3,572,883
	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,731,386)	0.21	8,731,386	[d]	8,731,386

Investment of Cash Collateral for Securities Loaned - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,733,825)	0.21	12,733,825	[d]	12,733,825
Total Investments (cost $321,096,678)		103.8%		391,020,800
Liabilities, Less Cash and Receivables		(3.8%)		(14,259,525)
Net Assets		100.0%		376,761,275

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $78,248,896 and the value of the collateral was $78,961,514, consisting of cash collateral of $12,733,825 and U.S. Government & Agency securities valued at $66,227,689.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	365,982,706	-	-	365,982,706
Exchange-Traded Funds	3,572,883	-	-	3,572,883
Investment Companies	21,465,211	-	-	21,465,211

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $69,924,123, consisting of $105,393,376 gross unrealized appreciation and $35,469,253 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.